UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4503

				    Tax-Free Trust of Arizona
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	6/30/06

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


ANNUAL
REPORT

JUNE 30, 2006

                          A TAX-FREE INCOME INVESTMENT

                      [LOGO OF TAX-FREE TRUST OF ARIZONA:
   EAGLE SITTING ON TOP OF FLAG ABOVE THE WORDS "TAX-FREE TRUST OF ARIZONA"]

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA(SM) GROUP OF FUNDS

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[LOGO OF TAX-FREE TRUST OF ARIZONA:
EAGLE SITTING ON TOP OF FLAG ABOVE THE WORDS
"TAX-FREE TRUST OF ARIZONA"]

                SERVING ARIZONA INVESTORS FOR ALMOST TWO DECADES

                            TAX-FREE TRUST OF ARIZONA

                            "BUILT TO RIDE THE WAVES"

                                                                    August, 2006

Dear Fellow Shareholder:

      As you are no doubt aware, the financial markets have certainly had their fair share of crests and troughs recently - one day the markets are up, and the next day, they are down. Riding these waves is not always easy for investors.

      The management of Tax-Free Trust of Arizona understands investors' apprehension when it comes to fluctuations with your hard-earned investment monies. And, this concern is especially pertinent as it relates to saving for and funding your retirement.

      With this very real and inevitable concern in mind, Tax-Free Trust of Arizona has endeavored to structure the Trust to "ride the waves" with the least upset to investors as possible. How do we go about seeking to accomplish this?

INVESTMENT QUALITY

      No matter what quality rating exists with a security, it will still be subject to market fluctuations. However, our experience has been that top-quality ratings do not fluctuate as much as lower quality ratings. Furthermore, when they do fluctuate, they tend to fluctuate less and return to their base market price at a quicker rate than lower-grade securities.

      In accordance with the Trust's prospectus, Tax-Free Trust of Arizona can only purchase investment-grade securities - those within the top four credit quality ratings - AAA, AA, A and Baa. In point of practice, however, we have consistently sought to have the bulk of the portfolio securities invested within the top two grades - AAA and AA. On June 30, 2006, 82.6% of the portfolio consisted of AAA and AA rated securities.

INTERMEDIATE MATURITY

      As we have emphasized in the past, long-term bonds tend to produce a higher return than short-term bonds. However, such longer maturity bonds also tend to experience a higher degree of volatility in their price.

      Tax-Free Trust of Arizona balances out longer-term maturities by having a portion of the Trust's investments in shorter-term maturities. Through utilizing a blend of maturities - both shorter-term and longer-term - Tax-Free Trust of Arizona attempts to provide a satisfactory level of return without subjecting the share price to excessive swings as interest rates increase and decrease. We feel that this focus on keeping the average of maturities relatively intermediate in term takes the best that each investment has to offer - gaining stability from the shorter-term maturities and higher yields from the longer-term maturities.

                         NOT A PART OF THE ANNUAL REPORT

DIVERSIFICATION OF THE PORTFOLIO

      To the maximum extent possible, Tax-Free Trust of Arizona strives to invest in as many projects as possible throughout the state. The portfolio might be comprised of a school district bond in Phoenix, a transportation bond in Flagstaff and a housing bond in Tucson. In this way, we strive to ensure that no one project, type of project, or area of the State can have any significant adverse influence upon your investment in the Trust.

TAX-FREE INCOME

      No matter what return Tax-Free Trust of Arizona provides, it must be remembered that you would have to earn significantly more from a taxable investment in order to be equal to what you get to keep from a tax-free investment.

      As an example, you would have to earn 6.5%* on a taxable investment in order to equal the tax-free level of 4%.

      Keep this illustration in mind the next time you examine the yield that Tax-Free Trust of Arizona offers you. You will find that a 3%, 4% or 5% tax-free yield looks considerably more attractive to you when you consider the implications of taxes.

SUMMARY

      The Trust uses this combination of quality, maturity, and diversification as it seeks to provide you with as high a level of tax-free income as is consistent with preservation of capital.

      As we are sure you are aware, there is no way to take ALL the waves out of investing. But, you can rest assured that Tax-Free Trust of Arizona continually strives to do its very best to make sure your ride is as smooth as possible.

                                   Sincerely,


/s/ Diana P. Herrmann                          /s/ Lacy B. Herrmann

Diana P. Herrmann                              Lacy B. Herrmann
President                                      Founder and Chairman Emeritus

* For illustration purposes only - assumes a 35% Federal and 5.04% state tax-rate. This does not represent past or future performance of any investment.

                        NOT A PART OF THE ANNUAL REPORT

[LOGO OF TAX-FREE TRUST OF ARIZONA:
EAGLE SITTING ON TOP OF FLAG ABOVE THE WORDS
"TAX-FREE TRUST OF ARIZONA"]

                SERVING ARIZONA INVESTORS FOR ALMOST TWO DECADES

                            TAX-FREE TRUST OF ARIZONA

                                  ANNUAL REPORT

                              MANAGEMENT DISCUSSION

      Over the twelve months under review for the fiscal year of the Trust ended June 30, 2006, the continued tightening of monetary policy by the Federal Reserve (the "Fed") to stem inflationary trends had its effect. It essentially drove the pattern of fixed income markets over the past year. A year ago the boom in housing prices propelled much of the national economy. In some instances, buyers were even camping out to buy houses. Additionally, world-wide demands for lumber, copper and gold were pushing prices of these items higher. Oil as a commodity was also driven to a value of almost $60/barrel. Further, we were stymied with interest rates staying near 4%.

      The Fed changed guard from Chairman Greenspan to Chairman Bernanke during the past year but this change did not affect investment policy. In fact, the Fed continued to raise short-term interest rates. The Fed also continued the pattern it started in June, 2004, by increasing the Fed Funds rate at each of the eight meetings from July, 2005 to July, 2006. The result was an increase in the Fed Funds rate from 3.25% to 5.25% or, in other words, 2%. The benchmark Ten-Year Treasury yield increased reluctantly until February, 2006 when yields finally rose in response to the Fed's tightening. For the twelve months of the Trust's fiscal year, the Ten-Year yield increased from 3.91% on June 30, 2005 to 4.39% at the end of 2005, before reaching a high of 5.25% on June 28, 2006. Yields on the Ten-Year Treasury bond had not exceeded 5% since early in the year 2002. Likewise, the yield curve (the comparison of yield levels versus time to maturity) for taxable bonds flattened with the difference between two-year yields and thirty-year yields at just three basis points on June 30, 2006.

      Municipal yields followed the path of Treasurys with yields increasing over the course of the year. Two-year AAA municipals increased from 2.63% to 3.74%, whereas ten-year municipals increased from 3.46% to 4.18% and 30-year municipal yields increased from 4.27% to 4.66%. It should be noted the municipal curve also flattened, but retained a modest upward slope. The upward slope on June 30, 2005 equaled 164 basis points (4.27 30-year rate less the 2.63 two-year rate). As of June 30, 2006, the municipal curve had flattened to 92 basis points. Thus, long term municipals remained attractive, but intermediate maturities, which the Trust favors, improved on a relative basis as the fiscal year progressed.

      With interest rates higher, the net asset value for the Class A shares declined from $10.92 on June 30, 2005 to $10.45 on June 30, 2006 for a 4.30%
decrease in share value. Income distributed amounted to $0.420/share and capital gains distributed equaled $0.0732/share giving the Trust a small positive total return of 0.22% for the twelve months.

      Although modest, the positive return figure measures up to the Lehman Brothers Municipal Quality Intermediate Municipal Bond Index return of 0.34% for the twelve months ended June 30,

2006. It is important to remember that Indexes are not subject to marketplace realities such as those operating expenses incurred by Tax-Free Trust of Arizona. Likewise, the Trust's three-year return of 2.27% and our five-year return of 4.28% did, in actuality, outpace the Index returns of 2.00% and 4.12%, respectively, over the same period.

      The Trust experienced cash outflows over the past twelve months which contributed to our largest realized capital gain payment since 1998. With the outflows, we were forced to sell some holdings which we would have preferred to hold. Also, recognizing our shareholders' desire for income return we increased the portion of holdings rated BBB in the portfolio over the fiscal year. Likewise, most new positions were in maturities of twenty years or longer, recognizing the positive slope of the municipal curve. However, with most holdings in the portfolio moving one year closer to maturity the Trust's average life declined from 11.3 years to 11.0 years. Moreover, the Trust's duration (the measure of price sensitivity to interest rate change) was below 5.2 years throughout the past twelve months, a fairly defensive position. Overall, turnover was minimal, the portfolio's intermediate term structure was retained and high credit quality was maintained.

      Unlike last year, when we saw a higher interest rate environment, we believe the seventeen rate increases since June, 2004, are finally slowing economic growth. This is certainly evident in Arizona and the United States as home sales slow. The question still remains if the action of the Fed has curtailed the rise in prices. Gas at $3/gallon is probably here to stay, although not going higher.

      Inflation expectations and the reported numbers for the Consumer Price Index (CPI) will move to the front and center of economic thoughts in the next few months. Stagflation or the economic condition of negative growth with high inflation will get mentioned. As inflation fears ebb and flow the fixed income market will react accordingly. We believe a slowdown in the economy is a given, the end to the Fed rate increases is a given and a higher cost of living is a given. Should the latter, as measured by the CPI, stay in the 2% to 2.5% range, we would expect rates to stay pretty close to where they are today. This is the scenario we are planning on at present. Over the coming months, we would expect to lengthen the portfolio's average life and duration should longer maturities offer relatively attractive yields. Also, we will continue to look for lower rated bonds for yield but remaining within our investment grade criteria.

      As always, we will seek to provide as high a level of tax-free income as is consistent with preservation of capital. And, as always, we will additionally seek to maintain a portfolio of quality holdings diversified throughout Arizona.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Trust of Arizona for the 10-year period ended June 30, 2006 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

[Graphic of a line chart with the following information:]

                                                                                     Lehman Brothers
             Cost of Trust          Class A Shares        Trust Class A Shares    Quality Intermediate
             Living Index           no sales charge        with sales charge      Municipal Bond Index
6/96            $10,000                 $10,000                 $ 9,600                 $10,000
6/97             10,230                  10,748                  10,321                  10,684
6/98             10,402                  11,574                  11,114                  11,426
6/99             10,606                  11,798                  11,329                  11,772
6/00             11,002                  12,054                  11,574                  12,247
6/01             11,359                  13,107                  12,586                  13,329
6/02             11,481                  13,935                  13,381                  14,256
6/03             11,723                  15,174                  14,571                  15,371
6/04             12,106                  15,030                  14,432                  15,424
6/05             12,412                  16,111                  15,470                  16,254
6/06             12,948                  16,145                  15,503                  16,309

                                                AVERAGE ANNUAL TOTAL RETURN
                                              FOR PERIODS ENDED JUNE 30, 2006
                                         ----------------------------------------
                                                                          SINCE
                                         1 YEAR   5 YEARS    10 YEARS   INCEPTION
                                         ------   -------    --------   ---------
Class A (3/13/86)
   With Sales Charge ..............      -3.83%     3.43%      4.48%      6.01%
   Without Sales Charge ...........       0.22      4.28       4.91       6.22
Class C (4/01/96)
   With CDSC ......................      -1.62      3.40       4.02       4.01
   Without CDSC ...................      -0.63      3.40       4.02       4.01
Class Y (4/01/96)
   No Sales Charge ................       0.38      4.46       5.29       5.26
Lehman Index ......................       0.34      4.12       5.01       5.92*  (Class A)
                                                                          4.93** (Class C&Y)

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to federal and state income taxes and/or the federal alternative minimum tax. Past performance is not predictive of future investment results.

*     From commencement of the index on 1/1/87.
**    From commencement of operations on 4/1/96.

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Tax-Free Trust of Arizona:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Trust of Arizona as of June 30, 2006 and the related statement of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 2005 and the financial highlights for each of the years in the four year period ended June 30, 2005 have been audited by other auditors, whose report dated August 12, 2005 expressed an unqualified opinion on such financial statement and financial highlights.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Trust of Arizona as of June 30, 2006, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 11, 2006

--------------------------------------------------------------------------------

                            TAX-FREE TRUST OF ARIZONA
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006

                                                                           RATING
  PRINCIPAL                                                               MOODY'S/
    AMOUNT     GENERAL OBLIGATION BONDS (19.7%)                             S&P              VALUE
------------   ------------------------------------------------------    ---------       -------------
               Bullhead City Parkway Improvement District
$    850,000   6.100%, 01/01/11 .....................................      Baa2/NR       $     856,758
     815,000   6.100%, 01/01/12 .....................................      Baa2/NR             821,203
               Gilbert Improvement District No. 19
     455,000   5.200%, 01/01/23 .....................................       A3/A-              469,884
               Glendale, Arizona
   1,500,000   5.000%, 07/01/16 .....................................      Aa2/AA            1,558,260
               Goodyear Utility District No. 1
   1,255,000   5.350%, 07/15/28 ACA insured .........................      Baa1/A            1,265,943
               Graham Co. Unified School District No. 1 (Safford)
     185,000   5.000%, 07/01/10 FGIC Insured ........................      Aaa/NR              187,100
     500,000   5.000%, 07/01/13 FSA Insured .........................     Aaa/NR++             528,650
               Graham Co. Unified School District No. 4 (Thatcher)
     400,000   5.000%, 07/01/10 FSA Insured .........................     Aaa/NR++             408,260
     400,000   4.750%, 07/01/12 FSA Insured .........................     Aaa/NR++             411,072
               Greenlee Co. School District No. 18 (Morenci)
     150,000   5.000%, 07/01/11 .....................................      Baa3/NR             150,854
               Maricopa Co. Elementary School District No. 3 (Tempe)
   1,025,000   5.500%, 07/01/14 FGIC Insured (pre-refunded) .........      Aaa/AAA           1,080,227
     500,000   5.600%, 07/01/15 FGIC Insured (pre-refunded) .........      Aaa/AAA             528,340
               Maricopa Co. Elementary School District No. 38
                  (Madison)
     730,000   5.000%, 07/01/22 MBIA Insured ........................      Aaa/AAA             757,821
               Maricopa Co. Elementary School District No. 68
                  (Alhambra)
   3,000,000   5.500%, 07/01/14 FSA Insured .........................     Aaa/NR++           3,279,300
               Maricopa Co. High School District No. 210
                  (Phoenix Union)
   2,245,000   5.000%, 07/01/23 FSA Insured .........................      Aaa/AAA           2,318,075
               Maricopa Co. High School District No. 216 (Agua Fria)
   1,025,000   5.125%, 07/01/16 FSA Insured .........................     Aaa/NR++           1,084,430
               Maricopa Co. School District No. 8 (Osborn)
     190,000   5.875%, 07/01/14 FGIC Insured (pre-refunded) .........      Aaa/AAA             191,900
               Maricopa Co. Unified School District No. 9
                  (Wickenburg)
   1,030,000   5.600%, 07/01/15 AMBAC Insured (pre-refunded) ........      Aaa/AAA           1,048,674
               Maricopa Co. Unified School District No. 11 (Peoria)

                                                                           RATING
  PRINCIPAL                                                               MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                          S&P             VALUE
------------   ------------------------------------------------------    ---------       -------------
$  2,345,000   5.250%, 07/01/13 FGIC Insured (pre-refunded) .........      Aaa/AAA       $   2,454,981
   1,365,000   4.800%, 07/01/15 FGIC Insured ........................      Aaa/AAA           1,402,728
               Maricopa Co. Unified School District No. 41 (Gilbert)
   2,300,000   6.250%, 07/01/15 FSA Insured (pre-refunded) ..........      Aaa/AAA           2,407,709
     200,000   6.250%, 07/01/15 FSA Insured .........................      Aaa/AAA             209,014
               Maricopa Co. Unified School District No. 48
                  (Scottsdale)
   1,150,000   5.250%, 07/01/13 (pre-refunded) ......................      Aa2/AA            1,202,279
               Maricopa Co. Unified School District No. 69
                  (Paradise Valley)
   2,400,000   5.800%, 07/01/09 AMBAC Insured .......................      Aaa/AAA           2,529,432
   1,000,000   5.300%, 07/01/11 MBIA Insured ........................      Aaa/AAA           1,061,020
               Maricopa Co. Unified School District No. 89 (Dysart)
   2,185,000   5.500%, 07/01/22 FGIC Insured ........................      Aaa/AAA           2,448,118
   1,500,000   5.000%, 07/01/23 FSA Insured (pre-refunded) ..........      Aaa/AAA           1,589,040
   1,300,000   5.000%, 07/01/25 XLCA Insured ........................      Aaa/AAA           1,337,050
               Maricopa Co. Unified School District No. 90
                  (Saddle Mountain)
   1,200,000   5.000%, 07/01/13 .....................................    Baa2/NR+++          1,206,156
               Mesa, Arizona
   1,500,000   6.500%, 07/01/11 FGIC Insured (pre-refunded) .........      Aaa/AAA           1,609,365
   2,000,000   5.000%, 07/01/19 FGIC Insured ........................      Aaa/AAA           2,051,800
               Navajo Co. Unified School District No. 10 (Show Low)
   1,000,000   5.250%, 07/01/16 FGIC Insured (pre-refunded) .........      Aaa/NR            1,024,420
               Peoria, Arizona
     850,000   5.500%, 04/01/16 FGIC Insured ........................      Aaa/AAA             883,796
               Phoenix, Arizona
   4,095,000   5.000%, 07/01/14 .....................................      Aa1/AA+           4,282,223
   1,000,000   6.250%, 07/01/16 .....................................      Aa1/AA+           1,160,490
   1,240,000   6.250%, 07/01/17 .....................................      Aa1/AA+           1,451,134
   1,000,000   5.375%, 07/01/20 .....................................      Aa1/AA+           1,071,450
   3,250,000   5.375%, 07/01/25 .....................................      Aa1/AA+           3,422,933
               Pima Co. Unified School District No. 8 (Flowing Wells)
   1,090,000   5.900%, 07/01/13 (pre-refunded) ......................      Aaa/NR            1,100,900

                                                                           RATING
  PRINCIPAL                                                               MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                          S&P             VALUE
------------   ------------------------------------------------------    ---------       -------------
               Pinal Co. Unified School District No. 43
                  (Apache Junction)
$  1,000,000   5.000%, 07/01/25 FGIC Insured ........................     NR/AAA++       $   1,029,310
               Pinewood Sanitary District
     605,000   6.500%, 07/01/09 .....................................      NR/NR*              611,843
               Prescott, Arizona
   1,120,000   4.500%, 07/01/12 FGIC Insured ........................      Aaa/AAA           1,129,945
   1,000,000   4.500%, 07/01/13 FGIC Insured ........................      Aaa/AAA           1,008,500
               Prescott Valley Sewer Collection Improvement District
     289,000   7.900%, 01/01/12 .....................................      NR/BBB              299,039
               Scottsdale, Arizona
   2,350,000   6.000%, 07/01/13 (pre-refunded) ......................      Aaa/AAA           2,488,509
   1,050,000   5.750%, 07/01/18 (pre-refunded) ......................      Aaa/AAA           1,104,548
   3,140,000   5.000%, 07/01/19 .....................................      Aaa/AAA           3,306,420
   2,825,000   5.500%, 07/01/22 (pre-refunded)**** ..................      Aaa/AAA           2,952,041
               Show Low Improvement District No. 6
     950,000   6.000%, 01/01/18 ACA Insured .........................       NR/A               996,474
               Tempe, Arizona
   1,015,000   5.400%, 07/01/11 .....................................      Aa1/AA+           1,082,436
   1,000,000   5.000%, 07/01/18 .....................................      Aa1/AA+           1,030,190
               Tucson, Arizona
   1,760,000   5.250%, 07/01/19 (pre-refunded) ......................      Aa3/AA            1,824,345
                                                                                         -------------
               Total General Obligation Bonds                                               71,716,389
                                                                                         -------------

               REVENUE BONDS (79.5%)

               AIRPORT REVENUE BONDS (2.9%)
               Phoenix Airport Authority Revenue Bonds
   1,795,000   6.300%, 07/01/10 AMT, MBIA Insured ...................      Aaa/AAA           1,797,280
     565,000   6.400%, 07/01/12 AMT, MBIA Insured ...................      Aaa/AAA             565,735
               Phoenix Civic Improvement Corp. Airport
                  Revenue Bonds
   1,890,000   6.300%, 07/01/14 .....................................      Aa2/AAA           1,892,401
   3,600,000   5.000%, 07/01/17 FSA Insured .........................      Aaa/AAA           3,699,252
   2,500,000   5.250%, 07/01/27 AMT, FGIC Insured ...................      Aaa/AAA           2,563,150
                                                                                         -------------
               Total Airport Revenue Bonds                                                  10,517,818
                                                                                         -------------

                                                                          RATING
  PRINCIPAL                                                              MOODY'S/
    AMOUNT     REVENUE BONDS (CONTINUED)                                    S&P              VALUE
------------   ------------------------------------------------------    ---------       -------------
               BASIC SERVICE REVENUE BONDS (15.2%)
               Apache Junction Water Utility District Revenue Bonds
$    500,000   5.800%, 07/01/17 FSA Insured (pre-refunded) ..........      Aaa/AAA       $     509,780
               Arizona School Facilities Board Revenue Bonds
   1,000,000   5.750%, 07/01/18 AMBAC Insured .......................      Aaa/AAA           1,097,130
   5,000,000   5.000%, 07/01/19 (pre-refunded) ......................      Aaa/AAA           5,235,450
   3,825,000   5.250%, 07/01/20 (pre-refunded) ......................      Aaa/AAA           4,081,467
               Arizona Transportation Board Revenue Bonds
   1,000,000   6.000%, 07/01/12 (pre-refunded) ......................      Aa1/AAA           1,058,940
   1,000,000   6.250%, 07/01/16 (pre-refunded) ......................      Aa1/AAA           1,065,920
   3,615,000   5.250%, 07/01/20 (pre-refunded) ......................      Aa1/AAA           3,825,791
   2,000,000   5.000%, 07/01/22 .....................................      Aa1/AAA           2,080,740
   1,000,000   5.250%, 07/01/24 .....................................      Aa1/AAA           1,070,140
               Buckeye Excise Tax Revenue Bonds
     500,000   5.900%, 08/01/20 AMBAC Insured .......................      Aaa/AAA             537,835
               Casa Grande Excise Tax Revenue Bonds
     440,000   5.200%, 04/01/17 MBIA Insured ........................     Aaa/NR++             453,899
   1,000,000   5.000%, 04/01/18 AMBAC Insured .......................     Aaa/NR++           1,043,580
   1,835,000   5.000%, 04/01/21 AMBAC Insured .......................     Aaa/NR++           1,901,537
               Chandler Street & Highway User Revenue Bonds
     985,000   5.400%, 07/01/13 MBIA Insured ........................      Aaa/AAA           1,002,178
      15,000   5.400%, 07/01/13 MBIA Insured (pre-refunded) .........      Aaa/AAA              15,150
   1,000,000   5.500%, 07/01/16 (pre-refunded) ......................      Aa3/AA-           1,010,000
               Glendale Water & Sewer Revenue Bonds
   2,075,000   5.750%, 07/01/10 FGIC Insured ........................      Aaa/AAA           2,214,648
               Greater Arizona Development Authority
                  Revenue Bonds
   1,165,000   5.600%, 08/01/16 MBIA Insured ........................      Aaa/AAA           1,221,665
   2,000,000   5.000%, 08/01/22 MBIA Insured ........................      Aaa/AAA           2,075,260
   1,250,000   5.000%, 08/01/25 MBIA Insured ........................      Aaa/AAA           1,293,975
   2,000,000   5.000%, 08/01/28 .....................................       A1/A+            2,036,880
   1,200,000   5.500%, 08/01/29 .....................................       A1/A+            1,287,960
               Phoenix Civic Improvement Corp. Excise Tax
                  Revenue Bonds (Courthouse Project)
   1,000,000   5.250%, 07/01/18 .....................................      Aa2/AAA           1,043,450
   1,730,000   5.250%, 07/01/20 .....................................      Aa2/AAA           1,803,681
   2,500,000   5.250%, 07/01/24 .....................................      Aa2/AAA           2,602,875

                                                                          RATING
  PRINCIPAL                                                              MOODY'S/
    AMOUNT     REVENUE BONDS (CONTINUED)                                    S&P              VALUE
------------   ------------------------------------------------------    ---------       -------------
               BASIC SERVICE REVENUE BONDS (CONTINUED)
               Phoenix Civic Improvement Corp. Wastewater
                  Revenue Bonds
$  1,500,000   5.500%, 07/01/24 FGIC Insured ........................      Aaa/AAA       $   1,685,595
               Phoenix Street & Highway User Revenue Bonds
     645,000   6.250%, 07/01/11 .....................................       A1/A+              645,807
     395,000   6.250%, 07/01/11 MBIA Insured ........................      Aaa/AAA             395,494
   2,925,000   zero coupon, 07/01/13 FGIC Insured ...................      Aaa/AAA           2,164,003
               Scottsdale Preserve Authority Excise Tax Revenue Bonds
   1,185,000   5.250%, 07/01/18 .....................................      Aa3/AA-           1,245,340
   1,255,000   5.250%, 07/01/19 .....................................      Aa3/AA-           1,316,595
               Tempe Excise Tax Revenue Bonds
   2,425,000   5.250%, 07/01/19 .....................................      Aa2/AAA           2,555,247
               Tucson Water System Revenue Bonds
   1,220,000   5.000%, 07/01/14 FGIC Insured ........................      Aaa/AAA           1,288,173
   2,200,000   5.500%, 07/01/18 FGIC Insured ........................      Aaa/AAA           2,380,642
                                                                                         -------------
               Total Basic Service Revenue Bonds                                            55,246,827
                                                                                         -------------

               HOSPITAL REVENUE BONDS (15.7%)
               Arizona Health Facilities Authority Hospital System
                  (John C. Lincoln)
   1,330,000   5.750%, 12/01/32 .....................................      NR/BBB            1,376,044
               Arizona Health Facilities (Blood Systems)
     500,000   4.750%, 04/01/25 .....................................       NR/A-              483,695
               Arizona Health Facilities (Northern Arizona
                  Healthcare System)
   1,000,000   5.250%, 10/01/16 AMBAC Insured .......................      Aaa/AAA           1,029,080
               Arizona Health Facilities (Phoenix Children's Hospital)
     650,000   5.200%, 11/15/07 .....................................      Baa3/NR             656,578
   1,000,000   5.375%, 02/15/18 .....................................      Baa3/NR           1,033,320
   1,320,000   6.250%, 11/15/29 .....................................      Baa3/NR           1,368,681
               Arizona Health Facilities (Samaritan Health)
   2,840,000   5.625%, 12/01/15 MBIA Insured ........................      Aaa/AAA           3,022,640
               Chandler Industrial Development Authority
                  (Ahwatukee Medical Facility)
     900,000   7.000%, 7/01/22 (pre-refunded)**** ...................      NR/NR*              944,865

                                                                          RATING
  PRINCIPAL                                                              MOODY'S/
    AMOUNT     REVENUE BONDS (CONTINUED)                                    S&P              VALUE
------------   ------------------------------------------------------    ---------       -------------
               HOSPITAL REVENUE BONDS (CONTINUED)
               Glendale Industrial Development Authority (John
                  C. Lincoln Hospital)
$  2,050,000   5.000%, 12/01/35 .....................................      NR/BBB        $   2,003,588
               Maricopa Co. Hospital Revenue (Sun Health)
   1,000,000   5.000%, 04/01/17 .....................................     Baa1/BBB           1,017,630
   1,795,000   6.125%, 04/01/18 (pre-refunded) ......................     Baa1/BBB           1,859,674
     705,000   6.125%, 04/01/18 .....................................     Baa1/BBB             729,400
   2,500,000   5.000%, 04/01/35 .....................................     Baa1/BBB           2,432,900
               Maricopa Co. Industrial Development Authority
                  (Catholic Health West-St. Joseph's Hospital)
     970,000   5.000%, 07/01/21 .....................................       A3/A-              980,805
   2,300,000   5.375%, 07/01/23 .....................................       A3/A-            2,369,943
               Mesa Industrial Development Authority (Discovery
                  Health)
   2,000,000   5.875%, 01/01/14 MBIA Insured (pre-refunded) .........      Aaa/AAA           2,141,000
   1,250,000   5.750%, 01/01/25 MBIA Insured (pre-refunded) .........      Aaa/AAA           1,333,088
   4,915,000   5.625%, 01/01/29 MBIA Insured (pre-refunded) .........      Aaa/AAA           5,221,892
               Mohave Co. Industrial Development Authority
                  (Baptist Hospital)
   1,150,000   5.700%, 09/01/15 MBIA Insured (pre-refunded) .........      Aaa/AAA           1,176,151
               Phoenix Industrial Development Authority (John C.
                  Lincoln Hospital)
   1,270,000   5.500%, 12/01/13 FSA Insured .........................      Aaa/AAA           1,309,104
               Pima Co. Industrial Development Authority
                  (Healthpartners)
   1,000,000   5.625%, 04/01/14 MBIA Insured ........................      Aaa/AAA           1,031,770
               Pima Co. Industrial Development Authority (Tucson
                  Medical Center)
   1,000,000   5.000%, 04/01/15 MBIA Insured ........................      Aaa/AAA           1,000,770
               Scottsdale Industrial Development Authority (Scottsdale
                  Healthcare System)
     530,000   6.500%, 09/01/06 AMBAC Insured .......................      Aaa/AAA             532,151
   2,000,000   5.500%, 09/01/12 AMBAC Insured .......................      Aaa/AAA           2,094,740
   1,770,000   6.125%, 09/01/17 AMBAC Insured .......................      Aaa/AAA           1,847,526
   9,600,000   5.800%, 12/01/31 (pre-refunded) ......................      A3/BBB+          10,509,216

                                                                          RATING
  PRINCIPAL                                                              MOODY'S/
    AMOUNT     REVENUE BONDS (CONTINUED)                                    S&P              VALUE
------------   ------------------------------------------------------    ---------       -------------
               HOSPITAL REVENUE BONDS (CONTINUED)
               University Medical Center Hospital Revenue Bonds
$    830,000   5.000%, 07/01/22*** ..................................     Baa1/BBB+      $     832,373
   2,000,000   5.000%, 07/01/35 .....................................     Baa1/BBB+          1,963,940
               Yavapai Co. Industrial Development Authority
                  (Yavapai Regional Medical Center)
   1,130,000   5.125%, 12/01/13 FSA Insured .........................      Aaa/AAA           1,165,482
               Yuma Co. Industrial Development Authority (Yuma
                  Regional Medical Center)
     500,000   5.850%, 08/01/08 MBIA Insured ........................      Aaa/AAA             520,400
   1,320,000   5.500%, 08/01/18 FSA Insured (pre-refunded) ..........      Aaa/AAA           1,423,950
   1,500,000   5.500%, 08/01/19 FSA Insured (pre-refunded) ..........      Aaa/AAA           1,618,125
                                                                                         -------------
               Total Hospital Revenue Bonds                                                 57,030,521
                                                                                         -------------

               LEASE REVENUE BONDS (16.2%)
               Arizona Municipal Finance Program No. 20
   1,300,000   7.700%, 08/01/10 MBIA Insured ........................      Aaa/AAA           1,424,189
               Arizona School Facilities Board Certificates
                  of Participation
   2,500,000   5.250%, 09/01/17 MBIA Insured (pre-refunded) .........      Aaa/AAA           2,671,800
               Arizona State University Certificates of Participation
                  Lease Revenue Bonds
   2,000,000   5.375%, 07/01/19 MBIA Insured ........................      Aaa/AAA           2,118,900
               Cave Creek Certificates of Participation Lease
                  Revenue Bonds
     365,000   5.750%, 07/01/19 .....................................      NR/BBB-             376,597
               Cottonwood Municipal Property Corp. Lease
                  Revenue Bonds
   1,500,000   5.000%, 07/01/29 XLCA Insured ........................      Aaa/AAA           1,527,660
               Downtown Phoenix Hotel Corp. Lease Revenue Bonds
   4,760,000   5.250%, 07/01/26 FGIC Insured ........................      Aaa/AAA           4,999,380
               Fountain Hills Municipal Property Corp. Lease
                  Revenue Bonds
     650,000   5.125%, 07/01/21 FGIC Insured (pre-refunded) .........      Aaa/NR              678,886
               Gilbert Municipal Property Corp. Lease Revenue Bonds
   2,000,000   4.900%, 04/01/19 .....................................      NR/NR*+           1,971,920
   2,500,000   5.000%, 07/01/20 FGIC Insured ........................      Aaa/AAA           2,618,100
   1,000,000   4.900%, 07/01/21 AMBAC Insured .......................      Aaa/AAA           1,023,940

                                                                          RATING
  PRINCIPAL                                                              MOODY'S/
    AMOUNT     REVENUE BONDS (CONTINUED)                                    S&P              VALUE
------------   ------------------------------------------------------    ---------       -------------
               LEASE REVENUE BONDS (CONTINUED)
               Green Valley Municipal Property Corp. Lease
                  Revenue Bonds
$  1,250,000   5.250%, 07/01/33 .....................................      NR/BBB        $   1,237,525
               Maricopa Co. Stadium District Revenue Bonds
     500,000   5.250%, 06/01/12 AMBAC Insured .......................     Aaa/NR++             533,095
               Navajo Co. Municipal Property Corp. Lease
                  Revenue Bonds
   1,000,000   6.250%, 07/01/20 ACA Insured .........................       NR/A             1,071,490
               Nogales, Arizona Municipal Development Authority
   1,000,000   5.000%, 06/01/27 AMBAC Insured*** ....................      Aaa/AAA           1,023,040
               Oro Valley Municipal Property Corp. Lease
                  Revenue Bonds
   1,000,000   5.200%, 07/01/10 MBIA Insured ........................      Aaa/AAA           1,026,300
   1,150,000   5.550%, 07/01/17 MBIA Insured (pre-refunded)**** .....      Aaa/AAA           1,199,266
   1,850,000   5.375%, 07/01/26 MBIA Insured ........................      Aaa/AAA           1,916,637
               Phoenix Civic Improvement Corp. Excise Tax
                  Revenue Bonds
   2,320,000   5.750%, 07/01/14 FGIC Insured ........................      Aaa/AAA           2,486,251
   1,000,000   5.000%, 07/01/20 FGIC Insured ........................      Aaa/AAA           1,037,470
               Phoenix Civic Improvement Corp. (Civic Plaza)
   1,000,000   zero coupon, 07/01/23 FGIC Insured (coupon
                  converts to 5.50% on 7/1/13) ......................      Aaa/AAA             782,110
               Phoenix Industrial Development Authority (Capital
                  Mall Project)
   1,000,000   5.200%, 09/15/16 AMBAC Insured (pre-refunded) ........      Aaa/AAA           1,047,400
   2,130,000   5.250%, 09/15/17 AMBAC Insured (pre-refunded) ........      Aaa/AAA           2,235,030
   2,000,000   5.375%, 09/15/22 AMBAC Insured (pre-refunded) ........      Aaa/AAA           2,108,200
   2,000,000   5.000%, 09/15/26 AMBAC Insured .......................      Aaa/AAA           2,048,740
               Pinal Co. Certificates of Participation Lease
                  Revenue Bonds
   2,000,000   5.125%, 06/01/21 AMBAC Insured .......................      Aaa/AAA           2,081,960
   3,230,000   5.250%, 12/01/21 .....................................       NR/A-            3,347,475
   1,250,000   5.000%, 12/01/29 .....................................       NR/A-            1,253,337
               Pinal Co. Correctional Facilities
   1,470,000   5.250%, 10/01/21 ACA Insured .........................      NR/A+++           1,516,893

                                                                          RATING
  PRINCIPAL                                                              MOODY'S/
    AMOUNT     REVENUE BONDS (CONTINUED)                                    S&P              VALUE
------------   ------------------------------------------------------    ---------       -------------
               LEASE REVENUE BONDS (CONTINUED)
               Salt River Project Certificates of Participation Lease
                  Revenue Bonds
$  2,700,000   5.000%, 12/01/18 MBIA Insured ........................      Aaa/AAA       $   2,787,507
               Scottsdale Municipal Property Corp. Excise Tax
                  Revenue Bonds
   3,000,000   zero coupon, 07/01/20 AMBAC Insured (coupon
                  converts to 4.50% on 7/1/13) ......................      Aaa/AAA           2,088,990
               Sierra Vista Municipal Property Corp. Lease
                  Revenue Bonds
   1,265,000   5.000%, 01/01/18 AMBAC Insured .......................      Aaa/AAA           1,294,943
   1,225,000   5.000%, 01/01/18 AMBAC Insured .......................      Aaa/AAA           1,252,832
     700,000   5.125%, 01/01/21 AMBAC Insured .......................      Aaa/AAA             717,787
               Surprise Municipal Property Corp. Lease Revenue Bonds
   2,500,000   5.700%, 07/01/20 AMBAC Insured (pre-refunded) ........      Aaa/AAA           2,648,675
               University of Arizona Certificates of Participation
                  Lease Revenue Bonds
     500,000   5.125%, 06/01/22 AMBAC Insured .......................      Aaa/AAA             520,490
               Willcox, Arizona Municipal Property Corporation
     295,000   4.625%, 07/01/21 .....................................      NR/BBB              284,332
                                                                                         -------------
               Total Lease Revenue Bonds                                                    58,959,147
                                                                                         -------------

               MORTGAGE REVENUE BONDS (8.0%)
               Agua Fria Ranch Community Facilities District
     600,000   5.800%, 07/15/30 1 ...................................      NR/NR*              592,332
               Arizona Capital Facilities Finance Corp. Arizona
                  State Student Housing
   1,000,000   6.125%, 09/01/20 .....................................      Baa3/NR           1,057,880
               Maricopa Co. Industrial Development Authority
                  Multi Family Mortgage Revenue Bonds
                  (Advantage Point Project)
   1,000,000   6.500%, 07/01/16 .....................................      NR/AAA            1,033,250
               Maricopa Co. Industrial Development Authority
                  Multi Family Mortgage Revenue Bonds (National
                  Health Project)
   1,300,000   5.500%, 01/01/18 FSA Insured .........................      Aaa/AAA           1,389,102

                                                                          RATING
  PRINCIPAL                                                              MOODY'S/
    AMOUNT     REVENUE BONDS (CONTINUED)                                    S&P              VALUE
------------   ------------------------------------------------------    ---------       -------------
               MORTGAGE REVENUE BONDS (CONTINUED)
               Maricopa Co. Industrial Development Authority
                  Multi Family Mortgage Revenue Bonds (Pine Ridge)
$  1,000,000   6.000%, 10/20/31 .....................................      NR/AAA        $   1,071,270
               Maricopa Co. Industrial Development Authority
                  Single Family Mortgage Revenue Bonds
   3,330,000   zero coupon, 12/31/14 ................................      Aaa/AAA           2,258,139
   6,505,000   zero coupon, 02/01/16 ................................      Aaa/AAA           4,158,712
   3,565,000   zero coupon, 12/31/16 ................................      Aaa/AAA           2,179,070
   2,000,000   4.950%, 07/01/39 AMT (coupon converts to 5.65%
                  after 8/1/07) .....................................      Aaa/NR            2,079,680
               Merrill Ranch Community Facilities District
     475,000   5.300%, 07/01/30 1 ...................................      NR/NR*              474,995
               Mohave Co. Industrial Development Authority
                  (Chris Ridge Village)
     345,000   6.250%, 11/01/16 .....................................      NR/AAA              357,734
               Phoenix Industrial Development Authority Single
                  Family Mortgage Revenue
   1,770,000   zero coupon, 12/01/14 ................................      Aaa/AAA           1,219,796
      25,000   5.875%, 06/01/16 .....................................      NR/AAA               25,119
     425,000   5.300%, 04/01/20 AMT .................................      NR/AAA              426,760
     140,000   5.350%, 06/01/20 AMT .................................      NR/AAA              141,414
               Pima Co. Industrial Development Authority Single
                  Family Mortgage Revenue
     215,000   6.500%, 02/01/17 .....................................       A2/NR              216,589
     100,000   7.100%, 11/01/29 AMT .................................      NR/AAA              101,644
      30,000   6.100%, 05/01/31 AMT .................................      NR/AAA               30,101
               South Campus Project Arizona State University
                  Student Housing
   1,205,000   5.625%, 09/01/28 MBIA Insured ........................      Aaa/AAA           1,288,567
               Southern Arizona Capital Facilities Finance Corp.
                  University of Arizona Student Housing
   1,500,000   5.100%, 09/01/33 MBIA insured (pre-refunded) .........      NR/AAA            1,588,290
               Sundance Community Facilities District
     550,000   5.125%, 07/15/30 .....................................     Baa3/BBB-            542,146

                                                                          RATING
  PRINCIPAL                                                              MOODY'S/
    AMOUNT     REVENUE BONDS (CONTINUED)                                    S&P              VALUE
------------   ------------------------------------------------------    ---------       -------------
               MORTGAGE REVENUE BONDS (CONTINUED)
               Tucson & Pima Co. Single Family Mortgage
                  Revenue Bonds
$  5,020,000   zero coupon, 12/01/14 ................................      Aaa/AAA       $   3,445,376
               Yuma Industrial Development Authority Multi Family
                  Mortgage Revenue Bonds (Rio Santa Fe)
   3,000,000   6.100%, 09/20/34 AMT .................................      NR/AAA            3,239,640
                                                                                         -------------
               Total Mortgage Revenue Bonds                                                 28,917,606
                                                                                         -------------

               POLLUTION CONTROL REVENUE BONDS (0.1%)
               Casa Grande Industrial Development Authority
                  (Frito Lay) Revenue Bonds
     250,000   6.650%, 12/01/14 .....................................      Aa3/NR              250,333
                                                                                         -------------
               Total Pollution Control Revenue Bonds                                           250,333
                                                                                         -------------

               UNIVERSITY REVENUE BONDS (8.1%)
               Arizona Board of Regents-Arizona State University
                  System Revenue Bonds
   1,285,000   5.500%, 07/01/14 FGIC Insured (pre-refunded) .........      Aaa/AAA           1,388,122
     735,000   5.850%, 07/01/18 FGIC Insured (pre-refunded) .........      Aaa/AAA             781,790
               Arizona Board of Regents-Northern Arizona
                  University System Revenue Bonds
   2,000,000   5.200%, 06/01/13 FGIC Insured (pre-refunded) .........      Aaa/AAA           2,045,500
   1,200,000   5.500%, 06/01/34 FGIC Insured ........................      Aaa/AAA           1,275,732
               Arizona Board of Regents-University of Arizona
                  System Revenue Bonds
   1,000,000   6.000%, 06/01/09 .....................................      Aa3/AA            1,057,630
   1,125,000   6.000%, 06/01/11 .....................................      Aa3/AA            1,223,179
     490,000   5.250%, 06/01/14 FSA Insured .........................      Aaa/AAA             502,088
   1,000,000   5.500%, 06/01/16 FGIC Insured (pre-refunded) .........      Aaa/AAA           1,050,810
   2,385,000   5.000%, 06/01/21 FGIC Insured ........................      Aaa/AAA           2,463,562
     750,000   5.800%, 06/01/24 FGIC Insured (pre-refunded) .........      Aaa/AAA             795,210
               Arizona Educational Loan Marketing Corp.
   1,720,000   5.700%, 12/01/08 AMT .................................     A2/NR+++           1,732,126
               Arizona Student Loan Revenue
   1,000,000   5.875%, 05/01/18 AMT .................................      Aaa/NR            1,047,000
   1,000,000   5.900%, 05/01/19 AMT .................................      Aaa/NR            1,045,770
   1,000,000   6.150%, 05/01/29 AMT .................................       A2/NR            1,048,290

                                                                          RATING
  PRINCIPAL                                                              MOODY'S/
    AMOUNT     REVENUE BONDS (CONTINUED)                                    S&P              VALUE
------------   ------------------------------------------------------    ---------       -------------
               UNIVERSITY REVENUE BONDS (CONTINUED)
               Glendale Industrial Development Authority
                  (American Graduate School)
$  2,100,000   5.625%, 07/01/20 AMBAC Insured (pre-refunded) ........      NR/AAA        $   2,121,000
               Glendale Industrial Development Authority
                  (Midwestern University)
     550,000   5.250%, 05/15/13 .....................................       NR/A-              576,395
   1,010,000   5.250%, 05/15/14 .....................................       NR/A-            1,059,611
     500,000   5.750%, 05/15/21 .....................................       NR/A-              533,930
   1,215,000   5.375%, 05/15/28 .....................................       NR/A-            1,256,080
   1,035,000   5.375%, 05/15/28 (pre-refunded) ......................      NR/AAA            1,073,957
   1,000,000   5.875%, 05/15/31 .....................................       NR/A-            1,060,660
               Mohave Co. Community College District Revenue Bonds
     470,000   4.850%, 03/01/15 AMBAC Insured .......................      Aaa/AAA             480,542
               Pinal Co. Community College District Revenue Bonds
     555,000   5.100%, 07/01/14 AMBAC Insured (pre-refunded) ........      Aaa/AAA             574,042
               Yavapai Co. Community College District Revenue Bonds
     500,000   6.000%, 07/01/12 .....................................      NR/BBB+             503,535
               Yuma & La Paz Co. Community College District
   2,500,000   5.000%, 07/01/28 MBIA Insured*** .....................      Aaa/AAA           2,577,300
                                                                                         -------------
               Total University Revenue Bonds                                               29,273,861
                                                                                         -------------

               UTILITY REVENUE BONDS (13.3%)
               Arizona Power Authority (Hoover Dam Project)
                  Revenue Bonds
   1,500,000   5.250%, 10/01/15 .....................................      Aa2/AA            1,612,320
   4,905,000   5.250%, 10/01/16 .....................................      Aa2/AA            5,257,817
   1,220,000   5.250%, 10/01/17 .....................................      Aa2/AA            1,315,562
               Arizona Wastewater Management Authority
                  Revenue Bonds
   1,940,000   5.600%, 07/01/12 AMBAC Insured .......................      Aaa/AAA           1,981,748
   1,240,000   5.625%, 07/01/15 AMBAC Insured (pre-refunded) ........      Aaa/AAA           1,264,800
               Arizona Water Infrastructure Finance Authority
                  Revenue Bonds
   1,465,000   5.750%, 10/01/11 .....................................     Aaa/NR++           1,562,700
   2,500,000   5.375%, 10/01/16 (pre-refunded) ......................     Aaa/NR++           2,666,875
   2,000,000   5.500%, 10/01/17 .....................................     Aaa/NR++           2,112,040
     650,000   5.000%, 10/01/22 .....................................      Aaa/AAA             674,381

                                                                          RATING
  PRINCIPAL                                                              MOODY'S/
    AMOUNT     REVENUE BONDS (CONTINUED)                                    S&P              VALUE
------------   ------------------------------------------------------    ---------       -------------
               UTILITY REVENUE BONDS (CONTINUED)
               Central Arizona Water Conservation District
                  Revenue Bonds
$  2,600,000   5.500%, 11/01/09**** .................................      Aa2/AA-       $   2,733,978
   2,720,000   5.500%, 11/01/10 .....................................      Aa2/AA-           2,883,526
               Pima Co. Industrial Development Authority (Tucson
                  Electric), Revenue Bonds
   1,125,000   7.250%, 07/15/10 FSA Insured .........................      Aaa/AAA           1,139,637
               Salt River Project Agricultural Improvement and
                  Power Revenue Bonds
   2,000,000   5.500%, 01/01/10 .....................................      Aa1/AA            2,105,360
   3,700,000   5.250%, 01/01/13 .....................................      Aa1/AA            3,949,898
   2,000,000   5.250%, 01/01/15 .....................................      Aa1/AA            2,126,960
   2,000,000   5.250%, 01/01/18 .....................................      Aa1/AA            2,116,840
   5,000,000   5.250%, 01/01/19 .....................................      Aa1/AA            5,280,850
   3,060,000   5.000%, 01/01/20 (pre-refunded) ......................      Aa1/AA            3,137,907
   1,480,000   5.000%, 01/01/20 .....................................      Aa1/AA            1,516,393
     500,000   4.800%, 01/01/24 .....................................      Aa1/AA              507,230
   2,500,000   5.000%, 01/01/37*** ..................................      Aa1/AA            2,556,850
                                                                                         -------------
               Total Utility Revenue Bonds                                                  48,503,672
                                                                                         -------------
               Total Revenue Bonds                                                         288,699,785
                                                                                         -------------

               U.S. TERRITORIAL BONDS (1.4%)
               Puerto Rico General Obligation Bonds
   1,000,000   zero coupon, 07/01/14 ................................     Baa3/BBB             687,890
               Puerto Rico Highway & Transportation Revenue Bonds
   2,000,000   5.750%, 07/01/19 CIFG Insured ........................      Aaa/AAA           2,221,780
   2,000,000   5.500%, 07/01/19 FSA Insured .........................      Aaa/AAA           2,215,860
                                                                                         -------------
               Total U.S. Territorial Bonds .........................                        5,125,530
                                                                                         -------------

               Total Investments (cost $355,187,540**) ...     100.6%                      365,541,704
               Other assets less liabilities .............      (0.6)                       (2,098,288)
                                                             -------                     -------------
               Net Assets ................................     100.0%                    $ 363,443,416
                                                             =======                     =============

      FOOTNOTES:
      --------------------------------------------------------------------------

                                                                      Percent of
      Portfolio Distribution By Quality Rating (unaudited)            Portfolio
      ----------------------------------------------------            ----------
      Aaa of Moody's or AAA of S&P ..............................        66.3%
      Aa of Moody's or AA of S&P ................................        16.3
      A of Moody's or S&P .......................................         9.8
      Baa of Moody's or BBB of S&P ..............................         6.4
      Not rated* ................................................         1.2
                                                                       ------
                                                                        100.0%
                                                                       ======

      * Any security not rated (NR) by either credit ratings service has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating was to be assigned by a rating service.

      **    See note 4.

      ***   Security traded on a "when-issued" basis.

      ****  Security   pledged  as  collateral   for  the  Trust's   when-issued
            commitments.

      1 Illiquid security: Considered illiquid because of restrictions as to sale. The securities represent 0.3% of net assets.

      FITCH RATINGS
      -------------

      +   BBB+
      ++  AAA
      +++ A-

                                 PORTFOLIO ABBREVIATIONS:
               ----------------------------------------------------------
               ACA   - American Capital Assurance Financial Guaranty Corp
               AMBAC - American Municipal Bond Assurance Corp.
               AMT   - Alternative Minimum Tax
               CIFG  - CIFG Assurance North America, Inc.
               FGIC  - Financial Guaranty Insurance Co.
               FSA   - Financial Security Assurance
               MBIA  - Municipal Bond Investors Assurance
               NR    - Not Rated
               XLCA  - XL Capital Assurance

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2006

ASSETS
     Investments at value (cost $355,187,540) .........................................    $365,541,704
     Cash .............................................................................         374,526
     Interest receivable ..............................................................       6,651,880
     Receivable for investment securities sold ........................................       2,701,632
     Receivable for Trust shares sold .................................................         168,690
     Other assets .....................................................................          34,444
                                                                                           ------------
     Total assets .....................................................................     375,472,876
                                                                                           ------------
LIABILITIES
   Payable for investment securities purchased ........................................      10,945,155
   Payable for Trust shares redeemed ..................................................         551,463
   Dividends payable ..................................................................         201,319
   Management fee payable .............................................................         120,200
   Distribution and service fees payable ..............................................         101,763
   Accrued expenses ...................................................................         109,560
                                                                                           ------------
   Total liabilities ..................................................................      12,029,460
                                                                                           ------------
NET ASSETS ............................................................................    $363,443,416
                                                                                           ============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share .    $    347,643
   Additional paid-in capital .........................................................     351,410,093
   Net unrealized appreciation on investments (note 4) ................................      10,354,164
   Accumulated net realized gain on investments .......................................       1,212,918
   Undistributed net investment income ................................................         118,598
                                                                                           ------------
                                                                                           $363,443,416
                                                                                           ============
CLASS A
   Net Assets .........................................................................    $354,537,582
                                                                                           ============
   Capital shares outstanding .........................................................      33,912,897
                                                                                           ============
   Net asset value and redemption price per share .....................................    $      10.45
                                                                                           ============
   Offering price per share (100/96 of $10.45 adjusted to nearest cent) ...............    $      10.89
                                                                                           ============
CLASS C
   Net Assets .........................................................................    $  6,845,851
                                                                                           ============
   Capital shares outstanding .........................................................         654,841
                                                                                           ============
   Net asset value and offering price per share .......................................    $      10.45
                                                                                           ============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................    $      10.45*
                                                                                           ============
CLASS Y
   Net Assets .........................................................................    $  2,059,983
                                                                                           ============
   Capital shares outstanding .........................................................         196,583
                                                                                           ============
   Net asset value, offering and redemption price per share ...........................    $      10.48
                                                                                           ============

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                             STATEMENT OF OPERATIONS
                            YEAR ENDED JUNE 30, 2006

INVESTMENT INCOME:

     Interest income ......................................                           $   18,276,820

Expenses:

     Management fee (note 3) ..............................       $    1,550,344
     Distribution and service fees (note 3) ...............              653,228
     Transfer and shareholder servicing agent fees ........              281,317
     Trustees' fees and expenses (note 8) .................              162,578
     Legal fees (note 3) ..................................               76,354
     Shareholders' reports and proxy statements ...........               74,481
     Custodian fees .......................................               46,323
     Registration fees and dues ...........................               39,796
     Insurance ............................................               25,913
     Auditing and tax fees ................................               24,700
     Chief compliance officer (note 3) ....................                5,044
     Miscellaneous ........................................               66,973
                                                                  --------------
     Total expenses .......................................            3,007,051

     Expenses paid indirectly (note 6) ....................              (16,004)
                                                                  --------------
     Net expenses .........................................                                2,991,047
                                                                                      --------------
     Net investment income ................................                               15,285,773

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions             1,233,948
     Change in unrealized appreciation on investments .....          (15,659,940)
                                                                  --------------
     Net realized and unrealized gain (loss) on investments                              (14,425,992)
                                                                                      --------------
     Net change in net assets resulting from operations ...                           $      859,781
                                                                                      ==============

                See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    YEAR ENDED           YEAR ENDED
                                                                  JUNE 30, 2006        JUNE 30, 2005
                                                                 ---------------      ---------------
OPERATIONS:
   Net investment income .................................       $    15,285,773      $    16,595,594
   Net realized gain (loss) from securities transactions .             1,233,948            2,638,181
   Change in unrealized appreciation on investments ......           (15,659,940)           8,502,759
                                                                 ---------------      ---------------
      Change in net assets resulting from operations .....               859,781           27,736,534
                                                                 ---------------      ---------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
   Class A Shares:
   Net investment income .................................           (14,832,792)         (16,130,904)
   Net realized gain on investments ......................            (2,585,718)            (168,511)

   Class C Shares:
   Net investment income .................................              (270,809)            (350,024)
   Net realized gain on investments ......................               (61,445)              (4,742)

   Class Y Shares:
   Net investment income .................................               (75,975)             (69,228)
   Net realized gain on investments ......................               (11,922)                (709)
                                                                 ---------------      ---------------
      Change in net assets from distributions ............           (17,838,661)         (16,724,118)
                                                                 ---------------      ---------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold .............................            24,413,288           37,284,805
   Reinvested dividends and distributions ................            10,878,230            9,354,161
   Cost of shares redeemed ...............................           (63,937,118)         (75,465,638)
                                                                 ---------------      ---------------
      Change in net assets from capital share transactions           (28,645,600)         (28,826,672)
                                                                 ---------------      ---------------

      Change in net assets ...............................           (45,624,480)         (17,814,256)

NET ASSETS:
   Beginning of period ...................................           409,067,896          426,882,152
                                                                 ---------------      ---------------

   End of period* ........................................       $   363,443,416      $   409,067,896
                                                                 ===============      ===============

   *Includes undistributed net investment income of: .....       $       118,598      $        12,401
                                                                 ===============      ===============

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2006

1. ORGANIZATION

      Tax-Free Trust of Arizona (the "Trust"), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Trust established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) NEW ACCOUNTING PRONOUNCEMENT: On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements of the Trust.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Trust. The Manager's services include providing the office of the Trust and all related services as well as managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940, as amended. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others ("Qualified
Recipients") selected by Aquila Distributors, Inc. ("the Distributor") including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the year ended June 30, 2006, distribution fees on Class A Shares amounted to $565,420, of which the Distributor retained $25,736.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's average net assets represented by Class C Shares and for the year ended June 30, 2006 amounted to $65,856. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's average net assets represented by Class C Shares and for the year ended June 30, 2006, amounted to $21,952. The total of these payments with respect to Class C Shares amounted to $87,808, of which the Distributor retained 17,752.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Arizona, with the bulk of sales commissions inuring to such dealers. For the year ended June 30, 2006, total commissions on sales of Class A Shares amounted to $524,024, of which the Distributor received $90,659.

c) OTHER RELATED PARTY TRANSACTIONS

      For the year ended June 30, 2006 the Trust incurred $73,945 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust is a Partner at that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended June 30, 2006,  purchases of securities and proceeds
from  the  sales  of  securities   aggregated   $74,562,230  and   $108,803,689,
respectively.

      At June 30, 2006, the aggregate tax cost for all securities was $354,827,447. At June 30, 2006, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $11,885,171 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $1,170,914 for a net unrealized appreciation of $10,714,257.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers' ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At June 30, 2006, the Trust had 1.4% of its net assets invested in three such municipal issues.

6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, its cash balances in income-producing assets rather than leave cash uninvested.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                          Year Ended                       Year Ended
                                        June 30, 2006                     June 30, 2005
                                -----------------------------     -----------------------------
                                    Shares           Amount           Shares           Amount
                                    ------           ------           ------           ------
CLASS A SHARES:
   Proceeds from shares sold       2,111,570     $ 22,551,140        3,080,398     $ 33,502,957
   Reinvested distributions          994,581       10,604,952          835,715        9,095,455
   Cost of shares redeemed .      (5,531,962)     (58,948,676)      (6,473,648)     (70,367,220)
                                ------------     ------------     ------------     ------------
   Net change ..............      (2,425,811)     (25,792,584)      (2,557,535)     (27,768,808)
                                ------------     ------------     ------------     ------------
CLASS C SHARES:
   Proceeds from shares sold          71,372          764,997          288,628        3,146,667
   Reinvested distributions           21,171          225,878           21,278          231,597
   Cost of shares redeemed .        (393,748)      (4,197,582)        (417,909)      (4,539,947)
                                ------------     ------------     ------------     ------------
   Net change ..............        (301,205)      (3,206,707)        (108,003)      (1,161,683)
                                ------------     ------------     ------------     ------------
CLASS Y SHARES:
   Proceeds from shares sold         102,645        1,097,151           58,294          635,181
   Reinvested distributions            4,446           47,400            2,487           27,109
   Cost of shares redeemed .         (73,751)        (790,860)         (51,305)        (558,471)
                                ------------     ------------     ------------     ------------
   Net change ..............          33,340          353,691            9,476          103,819
                                ------------     ------------     ------------     ------------
Total transactions in Trust
   shares ..................      (2,693,676)    $(28,645,600)      (2,656,062)    $(28,826,672)
                                ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At June 30, 2006 there were 6 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended June 30, 2006 was $122,400, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the year ended June 30, 2006, such meeting-related expenses amounted to $40,178.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      The tax character of distributions:

                                                  Year Ended June 30,
                                                 2006              2005
                                             -----------       -----------
      Net tax-exempt income                  $15,108,207       $16,523,577
      Ordinary income                            141,986            26,579
      Long Term Capital Gain                   2,588,468           173,962
                                             -----------       -----------
                                             $17,838,661       $16,724,118
                                             ===========       ===========

      As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

      Undistributed long term capital gain                     $ 1,171,315
      Unrealized appreciation                                   10,714,257
                                                               -----------
                                                               $11,885,572
                                                               ===========

      At June 30, 2006, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums.

                            TAX-FREE TRUST OF ARIZONA
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                               CLASS A
                                                                   ----------------------------------------------------------------
                                                                                         YEAR ENDED JUNE 30,
                                                                   ----------------------------------------------------------------
                                                                     2006          2005          2004          2003          2002
                                                                   --------      --------      --------      --------      --------
Net asset value, beginning of period ..........................    $  10.92      $  10.64      $  11.08      $  10.65      $  10.49
                                                                   --------      --------      --------      --------      --------
Income from investment operations:
   Net investment income+ .....................................        0.42          0.43          0.44          0.45          0.48
   Net gain (loss) on securities (both realized and unrealized)       (0.40)         0.28         (0.44)         0.43          0.17
                                                                   --------      --------      --------      --------      --------
   Total from investment operations ...........................        0.02          0.71          0.00          0.88          0.65
                                                                   --------      --------      --------      --------      --------
Less distributions (note 10):
   Dividends from net investment income .......................       (0.42)        (0.43)        (0.44)        (0.45)        (0.49)
   Distributions from capital gains ...........................       (0.07)           --*           --            --            --
                                                                   --------      --------      --------      --------      --------
   Total distributions ........................................       (0.49)        (0.43)        (0.44)        (0.45)        (0.49)
                                                                   --------      --------      --------      --------      --------
Net asset value, end of period ................................    $  10.45      $  10.92      $  10.64      $  11.08      $  10.65
                                                                   ========      ========      ========      ========      ========

Total return (not reflecting sales charge) ....................        0.22%         6.79%        (0.04)%        8.41%         6.33%

Ratios/supplemental data
   Net assets, end of period (in thousands) ...................    $354,538      $396,840      $413,915      $471,310      $434,667
   Ratio of expenses to average net assets ....................        0.76%         0.74%         0.70%         0.70%         0.69%
   Ratio of net investment income to average net assets .......        3.96%         3.95%         4.03%         4.13%         4.57%
   Portfolio turnover rate ....................................       19.34%        19.54%        15.08%        19.71%        23.47%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....................        0.75%         0.73%         0.70%         0.70%         0.68%

----------
+ Per share amounts have been calculated using the monthly average shares method.
*     Amount represents less than $0.01.

Note: On August 1, 2004, Aquila Investment Management LLC assumed full investment management responsibilities, replacing Banc One Investment Advisors Corporation, the Trust's Investment Sub-Adviser.

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                        FINANCIAL HIGHLIGHTS (continued)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   CLASS C
                                                  -------------------------------------------------------------------------
                                                                            YEAR ENDED JUNE 30,
                                                  -------------------------------------------------------------------------
                                                     2006           2005            2004            2003            2002
                                                  ----------     ----------      ----------      ----------      ----------
Net asset value, beginning of period .........    $    10.92     $    10.64      $    11.08      $    10.66      $    10.49
                                                  ----------     ----------      ----------      ----------      ----------
Income from investment operations
  Net investment income+ .....................          0.33           0.34            0.34            0.36            0.39
  Net gain (loss) on securities (both realized
    and unrealized) ..........................         (0.40)          0.28           (0.44)           0.42            0.18
                                                  ----------     ----------      ----------      ----------      ----------
  Total from investment operations ...........         (0.07)          0.62           (0.10)           0.78            0.57
                                                  ----------     ----------      ----------      ----------      ----------
Less distributions (note 10):
  Dividends from net investment income .......         (0.33)         (0.34)          (0.34)          (0.36)          (0.40)
  Distributions from capital gains ...........         (0.07)            --*             --              --              --
                                                  ----------     ----------      ----------      ----------      ----------
  Total distributions ........................         (0.40)         (0.34)          (0.34)          (0.36)          (0.40)
                                                  ----------     ----------      ----------      ----------      ----------
Net asset value, end of period ...............    $    10.45     $    10.92      $    10.64      $    11.08      $    10.66
                                                  ==========     ==========      ==========      ==========      ==========
Total return (not reflecting sales charge) ...         (0.63)%         5.89%          (0.89)%          7.40%           5.53%
Ratios/supplemental data
  Net assets, end of period (in thousands) ...    $    6,846     $   10,441      $   11,325      $   11,307      $    7,427
  Ratio of expenses to average net assets ....          1.61%          1.59%           1.55%           1.55%           1.54%
  Ratio of net investment income to average
    net assets ...............................          3.11%          3.10%           3.17%           3.26%           3.69%
  Portfolio turnover rate ....................         19.34%         19.54%          15.08%          19.71%          23.47%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ....          1.61%          1.58%           1.55%           1.55%           1.53%

                                                                                 CLASS Y
                                                  ----------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                  ----------------------------------------------------------------------
                                                     2006           2005           2004           2003           2002
                                                  ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of period .........    $    10.95     $    10.67     $    11.11     $    10.68     $    10.51
                                                  ----------     ----------     ----------     ----------     ----------
Income from investment operations
  Net investment income+ .....................          0.44           0.45           0.45           0.47           0.50
  Net gain (loss) on securities (both realized
    and unrealized) ..........................         (0.40)          0.28          (0.44)          0.43           0.18
                                                  ----------     ----------     ----------     ----------     ----------
  Total from investment operations ...........          0.04           0.73           0.01           0.90           0.68
                                                  ----------     ----------     ----------     ----------     ----------
Less distributions (note 10):
  Dividends from net investment income .......         (0.44)         (0.45)         (0.45)         (0.47)         (0.51)
  Distributions from capital gains ...........         (0.07)            --*            --             --             --
                                                  ----------     ----------     ----------     ----------     ----------
  Total distributions ........................         (0.51)         (0.45)         (0.45)         (0.47)         (0.51)
                                                  ----------     ----------     ----------     ----------     ----------
Net asset value, end of period ...............    $    10.48     $    10.95     $    10.67     $    11.11     $    10.68
                                                  ==========     ==========     ==========     ==========     ==========
Total return (not reflecting sales charge) ...          0.38%          6.95%          0.12%          8.56%          6.58%
Ratios/supplemental data
  Net assets, end of period (in thousands) ...    $    2,060     $    1,787     $    1,640     $    3,784     $    2,085
  Ratio of expenses to average net assets ....          0.61%          0.59%          0.56%          0.55%          0.54%
  Ratio of net investment income to average
    net assets ...............................          4.11%          4.10%          4.19%          4.25%          4.71%
  Portfolio turnover rate ....................         19.34%         19.54%         15.08%         19.71%         23.47%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ....          0.60%          0.58%          0.55%          0.55%          0.53%

+ Per share amounts have been calculated using the monthly average shares method.
*     Amount represents less than $0.01.

Note: On August 1, 2004, Aquila Investment Management LLC assumed full investment management responsibilities, replacing Banc One Investment Advisors Corporation, the Trust's Investment Sub-Adviser.

                See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                             IN FUND       HELD BY TRUSTEE
NAME,                     TRUST AND                PRINCIPAL                                    COMPLEX       (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                                OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------     ---------------------
INTERESTED TRUSTEES(4)

Diana P. Herrmann         Trustee since 1994       Vice Chair and Chief Executive Officer         12          ICI Mutual Insurance
New York, NY              and President since      of Aquila Management Corporation,                          Company
(02/25/58)                1998                     Founder of the Aquila Group of
                                                   Funds(SM)(5) and parent of Aquila
                                                   Investment Management LLC, Manager,
                                                   since 2004, President and Chief
                                                   Operating Officer since 1997, a Director
                                                   since 1984, Secretary since 1986 and
                                                   previously its Executive Vice President,
                                                   Senior Vice President or Vice President,
                                                   1986-1997; Chief Executive Officer and
                                                   Vice Chair since 2004 and President,
                                                   Chief Operating Officer and Manager of
                                                   the Manager since 2003; Chair, Vice
                                                   Chair, President, Executive Vice
                                                   President or Senior Vice President of
                                                   funds in the Aquila Group of Funds(SM)
                                                   since 1986; Director of the Distributor
                                                   since 1997; trustee, Reserve
                                                   Money-Market Funds, 1999-2000 and
                                                   Reserve Private Equity Series,
                                                   1998-2000; Governor, Investment Company
                                                   Institute and head of its Small Funds
                                                   Committee since 2004; active in
                                                   charitable and volunteer organizations.

NON-INTERESTED TRUSTEES

Anne J. Mills             Chair of the Board       President, Loring Consulting Company            4          None
Scottsdale, AZ            of Trustees since        since 2001; Vice President for Business
(12/23/38)                2005 and Trustee         Affairs, Ottawa University, 1992-2001;
                          since 1986               IBM Corporation, 1965-1991; Budget
                                                   Review Officer, the American Baptist
                                                   Churches/USA, 1994-1997; director, the
                                                   American Baptist Foundation; Trustee,
                                                   Ottawa University; and Trustee Emerita,
                                                   Brown University.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                             IN FUND       HELD BY TRUSTEE
NAME,                     TRUST AND                PRINCIPAL                                    COMPLEX       (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                                OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------     ---------------------
Ernest Calderon           Trustee since 2004       Founder, Calderon Law Offices, since            1          None
Phoenix, AZ                                        2004; Equity Partner, Jennings, Strouss
(10/24/57)                                         & Salmon, PLC, 1993-2004; member,
                                                   Arizona Board of Regents since 2003 and
                                                   member of the Governor's P-20 Education
                                                   Council; President, Grand Canyon Council
                                                   of Boy Scouts of America since 2004;
                                                   Immediate Past President, State Bar of
                                                   Arizona, 2003-2004.

Thomas W. Courtney        Trustee since 1986       President, Courtney Associates, Inc., a         5          Chairman of the Board
Sewickley, PA                                      venture capital firm, since 1988.                          of Oppenheimer Quest
(08/17/33)                                                                                                    Value Funds Group,
                                                                                                              Oppenheimer Small Cap
                                                                                                              Value Fund,
                                                                                                              Oppenheimer Midcap
                                                                                                              Fund, and Oppenheimer
                                                                                                              Rochester Group of
                                                                                                              Funds; Chairman of
                                                                                                              the Board of Pimco
                                                                                                              Advisors VIT.

Grady Gammage, Jr.        Trustee since 2001       Founding partner, Gammage & Burnham,            2          None
Phoenix, AZ (10/01/51)                             PLC, a law firm, Phoenix, Arizona, since
                                                   1983; director, Central Arizona Water
                                                   Conservation District, 1992-2004;
                                                   director, Arizona State University
                                                   Foundation since 1998.

John C. Lucking           Trustee since 1994       President, Econ-Linc, an economic               3          Director, Sanu
Phoenix, AZ                                        consulting firm, since 1995; formerly                      Resources
(05/20/43)                                         Consulting Economist, Bank One Arizona
                                                   and Chief Economist, Valley National
                                                   Bank; member, Arizona's Joint
                                                   Legislative Budget Committee Economic
                                                   Advisory Panel and the Western Blue Chip
                                                   Economic Forecast Panel; Board, Northern
                                                   Arizona University Foundation since
                                                   1997; member, various historical, civic
                                                   and economic associations.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                             IN FUND       HELD BY TRUSTEE
NAME,                     TRUST AND                PRINCIPAL                                    COMPLEX       (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                                OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------     ---------------------
OTHER INDIVIDUALS
CHAIRMAN EMERITUS(6)

Lacy B. Herrmann          Founder and Chairman     Founder and Chairman of the Board,             N/A         N/A
New York, NY              Emeritus since 2005;     Aquila Management Corporation, the
(05/12/29)                Chairman of the          sponsoring organization and parent of
                          Board of Trustees        the Manager or Administrator and/or
                          1985-2005                Adviser or Sub-Adviser to each fund of
                                                   the Aquila Group of Funds(SM); Chairman of
                                                   the Manager or Administrator and/or
                                                   Adviser or Sub-Adviser to each since
                                                   2004; Founder and Chairman Emeritus of
                                                   each fund in the Aquila Group of
                                                   Funds(SM); previously Chairman and a
                                                   Trustee of each fund in the Aquila Group
                                                   of Funds(SM) since its establishment until
                                                   2004 or 2005; Director of the
                                                   Distributor since 1981 and formerly Vice
                                                   President or Secretary, 1981-1998;
                                                   Trustee Emeritus, Brown University and
                                                   the Hopkins School; active in
                                                   university, school and charitable
                                                   organizations.

OFFICERS

Arthur K. Carlson         Executive Vice           Executive Vice President - Advisor to          N/A         N/A
Paradise Valley, AZ       President - Advisor      the Trust, Tax-Free Trust of Arizona
(01/08/22)                to the Trust since       since 2005, Trustee, 1987-2005;
                          2005                     Executive Vice President - Advisor to
                                                   the Fund, Aquila Rocky Mountain Equity
                                                   Fund since 2006, Trustee, 1993-2005;
                                                   Executive Vice President - Advisor to
                                                   the Fund, Aquila Three Peaks High Income
                                                   Fund since 2006; formerly Senior Vice
                                                   President and Manager, Trust Division of
                                                   the Valley National Bank of Arizona;
                                                   past President, New York Society of
                                                   Security Analysts; member, Phoenix
                                                   Society of Security Analysts; former
                                                   director, Financial Analysts Federation;
                                                   director, Northern Arizona University
                                                   Foundation; advisory director of the
                                                   Renaissance Companies; currently or
                                                   formerly active with various other
                                                   professional and community
                                                   organizations.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                             IN FUND       HELD BY TRUSTEE
NAME,                     TRUST AND                PRINCIPAL                                    COMPLEX       (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                                OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------     ---------------------
Charles E. Childs, III    Executive Vice           Executive Vice President of all funds in       N/A         N/A
New York, NY              President since 2003     the Aquila Group of Funds(SM) and the
(04/01/57)                                         Manager and the Manager's parent since
                                                   2003; formerly Senior Vice President,
                                                   corporate development, Vice President,
                                                   Assistant Vice President and Associate
                                                   of the Manager's parent since 1987;
                                                   Senior Vice President, Vice President or
                                                   Assistant Vice President of the Aquila
                                                   Money-Market Funds, 1988-2003.

Todd W. Curtis            Senior Vice              Senior Vice President and Portfolio            N/A         N/A
Phoenix, AZ               President since 2004     Manager, Tax-Free Trust of Arizona,
(06/08/49)                                         since August 2004; Vice President and
                                                   backup portfolio manager, Churchill
                                                   Tax-Free Fund of Kentucky, since 2004;
                                                   Vice President and Portfolio Manager,
                                                   Banc One Investment Advisors, Inc. and
                                                   its predecessors, 1981-2004.

Jerry G. McGrew           Senior Vice              President of the Distributor since 1998,       N/A         N/A
New York, NY              President since 2001     Registered Principal since 1993, Senior
(06/18/44)                                         Vice President, 1997-1998 and Vice
                                                   President, 1993-1997; Senior Vice
                                                   President, Aquila Rocky Mountain Equity
                                                   Fund and five Aquila Municipal Bond
                                                   Funds since 1995; Vice President,
                                                   Churchill Cash Reserves Trust,
                                                   1995-2001.

Alan R. Stockman          Senior Vice              Senior Vice President, Tax-Free Trust of       N/A         N/A
Scottsdale, AZ            President since 2001     Arizona since 2001, Vice President,
(07/31/54)                and Vice President       1999-2001; Vice President, Aquila Rocky
                          1999-2001                Mountain Equity Fund since 1999; Bank
                                                   One, Commercial Client Services
                                                   representative, 1997-1999; Trader and
                                                   Financial Consultant, National Bank of
                                                   Arizona (Zions Investment Securities
                                                   Inc.), Phoenix, Arizona 1996-1997.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                             IN FUND       HELD BY TRUSTEE
NAME,                     TRUST AND                PRINCIPAL                                    COMPLEX       (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                                OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------     ---------------------
Kimball L. Young          Senior Vice              Co-portfolio manager, Tax-Free Fund For        N/A         N/A
Salt Lake City, UT        President since 1999     Utah since 2001; Senior Vice President
(08/07/46)                                         of two Aquila Bond Funds and Aquila
                                                   Rocky Mountain Equity Fund; Co-founder,
                                                   Lewis Young Robertson & Burningham,
                                                   Inc., a NASD licensed broker/dealer
                                                   providing public finance services to
                                                   Utah local governments, 1995-2001;
                                                   formerly Senior Vice President-Public
                                                   Finance, Kemper Securities Inc., Salt
                                                   Lake City, Utah.

Thomas S. Albright        Vice President since     Senior Vice President and Portfolio            N/A         N/A
Louisville, KY            2004                     Manager, Churchill Tax-Free Fund of
(07/26/52)                                         Kentucky since July 2000; Senior Vice
                                                   President, Tax-Free Fund For Utah since
                                                   2003, Vice President, 2001-2003 and
                                                   co-portfolio manager since 2001; Vice
                                                   President and backup portfolio manager,
                                                   Tax-Free Trust of Arizona, since 2004;
                                                   Vice President and Portfolio Manager,
                                                   Banc One Investment Advisors, Inc.,
                                                   1994-2000.

Marie E. Aro              Vice President since     Senior Vice President, Aquila Rocky            N/A         N/A
Denver, CO                2004                     Mountain Equity Fund, and Vice
(02/10/55)                                         President, Tax-Free Trust of Arizona,
                                                   since 2004; Vice President, INVESCO
                                                   Funds Group, 1998-2003; Vice President,
                                                   Aquila Distributors, Inc., 1993-1997.

Robert W. Anderson        Chief Compliance         Chief Compliance Officer of the Trust          N/A         N/A
New York, NY              Officer since 2004       and each of the other funds in the
(08/23/40)                and Assistant            Aquila Group of Funds(SM), the Manager and
                          Secretary since 2000     the Distributor since 2004, Compliance
                                                   Officer of the Manager or its
                                                   predecessor and current parent
                                                   1998-2004; Assistant Secretary of the
                                                   Aquila Group of Funds(SM) since 2000.

Joseph P. DiMaggio        Chief Financial          Chief Financial Officer of the Aquila          N/A         N/A
New York, NY              Officer since 2003       Group of Funds(SM) since 2003 and
(11/06/56)                and Treasurer since      Treasurer since 2000.
                          2000

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                             IN FUND       HELD BY TRUSTEE
NAME,                     TRUST AND                PRINCIPAL                                    COMPLEX       (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                                OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------     ---------------------
Edward M. W. Hines        Secretary since 1985     Partner, Hollyer Brady Barrett & Hines         N/A         N/A
New York, NY                                       LLP, legal counsel to the Trust, since
(12/16/39)                                         1989; Secretary of the Aquila Group of
                                                   Funds(SM).

John M. Herndon           Assistant Secretary      Assistant Secretary of the Aquila Group        N/A         N/A
New York, NY (12/17/39)   since 1995               of Funds(SM) since 1995 and Vice President
                                                   of the three Aquila Money-Market Funds
                                                   since 1990; Vice President of the
                                                   Manager or its predecessor and current
                                                   parent since 1990.

Lori A. Vindigni          Assistant Treasurer      Assistant Treasurer of the Aquila Group        N/A         N/A
New York, NY              since 2000               of Funds(SM) since 2000; Assistant Vice
(11/02/66)                                         President of the Manager or its
                                                   predecessor and current parent since
                                                   1998; Fund Accountant for the Aquila
                                                   Group of Funds(SM), 1995-1998.

----------
(1) The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting the EDGAR Database at the SEC's internet site at www.sec.gov.
(2) The mailing address of each Trustee and officer is c/o Tax-Free Trust of Arizona, 380 Madison Avenue, New York, NY 10017.
(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.
(4) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor.
(6) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the "Aquila Group of Funds(SM)."
(6) The Chairman Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on January 1, 2006 and held for the six months ended June 30, 2006.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED JUNE 30, 2006

                           Actual
                        Total Return      Beginning     Ending       Expenses
                           Without        Account       Account     Paid During
                      Sales Charges(1)      Value       Value      the Period(2)
--------------------------------------------------------------------------------
Class A                      0.08%       $1,000.00     $1,000.80       $3.72
--------------------------------------------------------------------------------
Class C                    (0.34)%       $1,000.00     $  996.60       $7.92
--------------------------------------------------------------------------------
Class Y                      0.16%       $1,000.00     $1,001.60       $2.98
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.75%, 1.60% AND 0.60% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED JUNE 30, 2006

                        Hypothetical
                         Annualized    Beginning        Ending        Expenses
                            Total       Account         Account     Paid During
                           Return        Value           Value     the Period(1)
--------------------------------------------------------------------------------
Class A                     5.00%      $1,000.00       $1,021.08       $3.76
--------------------------------------------------------------------------------
Class C                     5.00%      $1,000.00       $1,016.86       $8.00
--------------------------------------------------------------------------------
Class Y                     5.00%      $1,000.00       $1,021.82       $3.01
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.75%, 1.60% AND 0.60% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds(SM) produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended June 30, 2006, $15,108,207 of dividends paid by Tax-Free Trust of Arizona, constituting 84.7% of total dividends paid during the fiscal year ended June 30, 2006, were exempt-interest dividends; $141,986 of dividends paid by the Trust constituting 0.8% was ordinary dividend income; $2,588,468 of dividends paid by the Trust constituting 14.5% of total dividends paid during the fiscal year were capital gain distributions.

      Prior to January 31, 2006, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2005 CALENDAR YEAR.

      Prior to January 31, 2007, shareholders will be mailed IRS Form 1099-DIV which will contain information on the status of distributions paid for the 2006 CALENDAR YEAR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2006 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIVACY NOTICE (UNAUDITED)

                            TAX-FREE TRUST OF ARIZONA

Our Privacy Policy. In providing services to you as an individual who owns or is considering investing in shares of the Trust, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds(SM) (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(SM) or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that is being mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds(SM) (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(SM) or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS

  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER

  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

BOARD OF TRUSTEES

  Anne J. Mills, Chair
  Ernest Calderon
  Thomas W. Courtney
  Grady Gammage, Jr.
  Diana P. Herrmann
  John C. Lucking

OFFICERS

  Diana P. Herrmann, President
  Arthur K. Carlson, Executive Vice President
  Todd W. Curtis, Senior Vice President and Portfolio Manager
  Alan R. Stockman, Senior Vice President
  Kimball L. Young, Senior Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR

  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT

  PFPC INC.
  101 Sabin Street
  Pawtuckett, RI 02860

CUSTODIAN

  BANK ONE TRUST COMPANY, N.A.
  101 Polaris Parkway
  Columbus, Ohio 43040

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

(a) As of December 31, 2005 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Fund's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Fund's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Fund's Code of Ethics that applies to the Fund's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Fund's Internet address at aquilafunds.com.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $18,000 in 2006 and $24,530 in 2005.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years other than stated above.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $8,440 in 2006 and 2005, respectively, for tax return preparation, tax compliance and tax planning.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis.

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years.

h)  Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.





SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
September 7, 2006


By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
September 7, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
September 7, 2006



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 7, 2006





TAX-FREE TRUST OF ARIZONA

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.


(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.